SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Loans Recognized As Result Of Payments Under Guarantees
Beginning balance of the period	¥ (10,337)	¥ (324,371)	¥ (1,182,609)
(Provision for)/reversal of credit losses	1,719	(1,770)	(94)
Write-offs		308,847	13,093
Bought out by certain non-bank financing institutions without recourse			821,496
Payments from the borrowers or other recoveries	623	6,957	23,743
Ending balance of the period	¥ (7,995)	¥ (10,337)	¥ (324,371)